UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 8, 2012


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $1,951,518 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AUTOMATIC DATA PROCESSIN	COMMON		053015103  158210  2842433 SH		SOLE			0  2764233   78200
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   55838   670084 SH		SOLE			0   651734   18350
COCA COLA CO			COMMON		191216100  116998  1496333 SH		SOLE			0  1454833   41500
CONOCOPHILLIPS			COMMON		20825C104   35434   634100 SH		SOLE			0   617100   17000
DISNEY WALT CO			COM DISNEY	254687106  156901  3235069 SH		SOLE			0  3143933   91136
GOLDMAN SACHS GROUP INC		COMMON		38141G104   27229   284050 SH		SOLE			0   276200    7850
INTERNATIONAL BUSINESS M	COMMON		459200101  184246   942049 SH		SOLE			0   915699   26350
JOHNSON & JOHNSON		COMMON		478160104  125695  1860500 SH		SOLE			0  1809600   50900
LOWES COS INC			COMMON		548661107  126317  4441533 SH		SOLE			0  4317533  124000
MICROSOFT CORP			COMMON		594918104   73306  2396400 SH		SOLE			0  2331500   64900
PEPSICO INC			COMMON		713448108  135993  1924617 SH		SOLE			0  1870967   53650
PROCTER & GAMBLE CO		COMMON		742718109  137176  2239600 SH		SOLE			0  2177700   61900
SCHLUMBERGER LTD		COMMON		806857108  129830  2000150 SH		SOLE			0  1944500   55650
STRYKER CORP			COMMON		863667101   68633  1245600 SH		SOLE			0  1211000   34600
TARGET CORP			COMMON		87612E106   74303  1276900 SH		SOLE			0  1241100   35800
3M CO				COMMON		88579Y101  151305  1688667 SH		SOLE			0  1641667   47000
WAL MART STORES INC		COMMON		931142103   56020   803500 SH		SOLE			0   781300   22200
WELLS FARGO & CO NEW		COMMON		949746101  138085  4129333 SH		SOLE			0  4012333  117000
